Research and development expenses	12 Months Ended
Dec. 31, 2019
Research and development expenses
Research and development expenses

20.         Research and development expenses

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Personnel expense	€45,733	€26,519	€16,473
External research and development expenses	137,050	48,859	27,893
Materials and consumables	2,027	1,464	1,562
Depreciation and amortization	1,641	494	446
Other expenses	11,214	6,273	5,366
	€197,665	€83,609	€51,740